Leases - Summary of Changes in ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	$ 33,543	$ 43,361
Additions to right-of-use assets	9,924	5,534
Depreciation, right-of-use assets	(12,444)	(14,244)
Increase (Decrease) Through Other, Right-of-Use Assets	(1,527)	(1,108)
Balance, end of period	$ 29,496	$ 33,543